REVENUE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
REVENUE INFORMATION
Schedule of gross profit based on operations

	January 1 –	January 1 –	January 1 –
	December 31,	December 31,	December 31,
	2022	2021	2020
Rental revenues	26,769,058	18,004,117	10,985,126
Reservation revenue	62,577	76,684	100,040
Other revenue	103,033	21,528	58,240
Gross Sales	26,934,668	18,102,329	11,143,406

	January 1 –	January 1 –	January 1 –
	December 31,	December 31,	December 31,
	2022	2021	2020
Sales refunds	(69,409)	(104,868)	(34,916)
Sales discount	(1,877,088)	(998,024)	(1,345,294)
Net Sales	24,988,171	16,999,437	9,763,196

Schedule of deferred revenue

	December 31,	December 31,	December 31,
	2022	2021	2020
Wallet	1,127,105	675,014	41,765
Other	201,300	37,688	—
Total	1,328,405	712,702	41,765

	January 1,		2022		December 31,
	2022	Additions	Revenue	FX rate Adj	2022
Deferred revenue	675,014	6,631,916	(5,502,880)	(676,945)	1,127,105
Total	675,014	6,631,916	(5,502,880)	(676,945)	1,127,105

	January 1,		2021		December 31,
	2021	Additions	Revenue	FX rate Adj	2021
Deferred revenue	41,765	5,582,640	(4,571,465)	(377,926)	675,014
Total	41,765	5,582,640	(4,571,465)	(377,926)	675,014

	January 1,		2020		December 31,
	2020	Additions	Revenue	FX rate Adj	2020
Deferred revenue	—	101,608	(57,362)	(2,481)	41,765
Total	—	101,608	(57,362)	(2,481)	41,765